Earnings Per Share - Schedule of Weighted Average Number of Shares Considers the Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Number of Shares Considers the Ordinary Shares [Abstract]
Net (loss) income of the year (in Dollars)		$ (68,300)	$ 40,343	$ 36,126
Number of Ordinary Shares issued at December 31	[1]	100,271	100,456	101,110
Weighted average basic number of Ordinary Shares		100,271	101,006	101,110
Weighted average diluted number of shares		100,271	101,006	101,110
Basic and diluted (loss) income per share in the year (in Dollars per share)		$ (0.68)	$ 0.4	$ 0.36
Diluted (loss) income per share in the year (in Dollars per share)		$ (0.68)	$ 0.4	$ 0.36

[1]	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.